Significant Accounting Policies Stock-based Compensation (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding that are not dilutive	2,190,123	1,941,633	2,401,764